Basis of preparation and significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2022
Basis of preparation and significant accounting policies [abstract]
Reconciliation net result under IFRS-EU and IFRS-IASB
Reconciliation net result under IFRS-EU and IFRS-IASB
1 January to 30 June
in EUR million
2022 2021
In accordance with IFRS-EU (attributable to the shareholders of the parent) 1,606 2,464
Adjustment of the EU IAS 39 carve-out 8,594 956
Tax effect

of the adjustment
1) -2,456 -260
Effect of adjustment after tax 6,139 697
In accordance with IFRS-IASB (attributable to the shareholders of the parent) 7,745 3,161
1)

includes the effect of changes in tax rate.

Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB
Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB in EUR million
30
June
2022
31
December
2021
In accordance with IFRS-EU (attributable to the shareholders of the parent) 51,628 53,919
Adjustment of the EU IAS 39 carve-out 6,099 -2,490
Tax effect

of the adjustment
-1,817 637
Effect of adjustment after tax 4,281 -1,853
In accordance with IFRS-IASB Shareholders’ equity 55,910 52,066